UNITED STATES            -----------------------------
                                                           OMB APPROVAL
               SECURITIES AND EXCHANGE COMMISSION  -----------------------------
                     Washington, D.C. 20549            OMB Number: 3235-0456
                                                       Expires: July 31, 2006
                           FORM 24F-2                 Estimated average burden
                                                        hours per response..2
                ANNUAL NOTICE OF SECURITIES SOLD   -----------------------------
                          PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE
                       PREPARING FORM.

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1.   Name and address of issuer:
                                  REGIONS MORGAN KEEGAN SELECT FUNDS
                                  50 North Front Street
                                  Memphis, Tennessee  38103

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2.   The name of each series or class of funds for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
            Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund

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3.   Investment Company Act File Number:        811-06511

     Securities Act File Number:                33-44737

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4(a). Last day of the fiscal year for which this notice is filed:

                                NOVEMBER 18, 2005

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:
           (i)    Aggregate sale price of securities sold during                                       $126,339
                  the fiscal year pursuant to section 24(f):                                     --------------

           (ii)   Aggregate price of securities redeemed or repurchased            $10,261,116
                  during the fiscal year:                                      ----------------

           (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
                  October 11, 1995 that were not previously used to                 $8,700,252
                  reduce registration fees payable to the Commission.*         ----------------

           (iv)   Total available redemption credits [Add items 5(ii)                             - $18,961,368
                  and 5(iii)]:                                                                    --------------

           (v)    Net Sales - If item 5(i) is greater than item 5(iv)                                     $0.00
                   [subtract Item 5(iv) from Item 5(i) ]                                          --------------

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           (vi)   Redemption credits available for use in future years - if      ($18,835,029)
                                                                              ----------------
                  Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv)
                  from Item 5(i)]:
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           (vii)  Multiplier for determining registration fee  (See                                   0.0001070
                  Instruction C.9):                                                               --------------

           (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                       =        $0.00
                                                                                                  --------------
                     (enter "0" if no fee is due):

           * This amount represents net redemption credits solely attributable to Regions Morgan Keegan Select
           LEADER Tax-Exempt Bond Fund available from Forms 24f-2 filed for the fiscal years ended August 31,
           2004 and August 31, 2005.

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6.   Prepaid shares
            If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,
            1997, then report the amount of securities (number of shares or other units) deducted here: __________.
            If there is  a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year  for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.      Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year
        (see Instruction D):
                                                                                                          $0.00
                                                                                                  --------------

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8.   Total of amount of the registration fee due
     plus any interest due [ Line 5(viii) plus line 7].
                                                                 $0.00
                                                             ==============
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           -------------

           Method of Delivery:
                                 [  ]  Wire Transfer
                                 [  ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Charles D. Maxwell
                                   ---------------------------------------------

                                   Charles D. Maxwell, Secretary
                                   ---------------------------------------------

Date  February 16, 2006
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  * Please print the name and title of the signing officer below the signature.

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